Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 10,652,481	¥ 12,245,943
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 1,204,722	1,169,741
Liabilities associated with securitization transactions [member] | Fixed interest rate [member] | Japanese Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Japanese yen
Borrowings	¥ 1,152,826	1,077,539
Liabilities associated with securitization transactions [member] | Fixed interest rate [member] | Japanese Yen [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2021
Borrowings, Interest rate	0.09%
Liabilities associated with securitization transactions [member] | Fixed interest rate [member] | Japanese Yen [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2049
Borrowings, Interest rate	2.70%
Liabilities associated with securitization transactions [member] | Floating interest rate [member] | Japanese Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Japanese yen
Borrowings	¥ 47,533	85,421
Liabilities associated with securitization transactions [member] | Floating interest rate [member] | Japanese Yen [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	0.16%
Liabilities associated with securitization transactions [member] | Floating interest rate [member] | Japanese Yen [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2027
Borrowings, Interest rate	1.66%
Liabilities associated with securitization transactions [member] | Floating interest rate [member] | U.S. Dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	United States dollars
Borrowings	¥ 4,363	6,781
Liabilities associated with securitization transactions [member] | Floating interest rate [member] | U.S. Dollar [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2019
Borrowings, Interest rate	1.86%
Liabilities associated with securitization transactions [member] | Floating interest rate [member] | U.S. Dollar [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2020
Borrowings, Interest rate	3.01%
Lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 9,166	106,924
Sumitomo mitsui banking corporation [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,015,562	8,021,331
Sumitomo mitsui banking corporation [member] | Short term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 3,521,478	6,640,069
Sumitomo mitsui banking corporation [member] | Short term borrowings [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	0.00%
Sumitomo mitsui banking corporation [member] | Short term borrowings [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	2.18%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Japanese yen
Borrowings	¥ 3,126,970	4,351
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	0.00%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2028
Borrowings, Interest rate	6.10%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | U.S. Dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	United States dollars
Borrowings	¥ 42,666	45,387
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | U.S. Dollar [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	0.00%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | U.S. Dollar [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2025
Borrowings, Interest rate	4.17%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	euros
Borrowings	¥ 122,023	101,492
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Euro [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	0.00%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Euro [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2045
Borrowings, Interest rate	3.50%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Japanese Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Japanese yen
Borrowings	¥ 59,500	68,000
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Japanese Yen [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2018
Borrowings, Interest rate	(0.18%)
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Japanese Yen [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2037
Borrowings, Interest rate	0.02%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | U.S. Dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	United States dollars
Borrowings	¥ 894,797	904,263
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | U.S. Dollar [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	1.18%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | U.S. Dollar [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2033
Borrowings, Interest rate	3.45%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	euros
Borrowings	¥ 32,128	31,769
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Euro [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2021
Borrowings, Interest rate	0.00%
Sumitomo mitsui banking corporation [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Euro [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2022
Borrowings, Interest rate	0.06%
Sumitomo mitsui banking corporation [member] | Subordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Japanese yen
Borrowings	¥ 216,000	226,000
Sumitomo mitsui banking corporation [member] | Subordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2018
Borrowings, Interest rate	1.28%
Sumitomo mitsui banking corporation [member] | Subordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2027
Borrowings, Interest rate	2.25%
Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 1,223,810	2,815,141
Other subsidiaries [member] | Short term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 421,662	906,427
Other subsidiaries [member] | Short term borrowings [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	0.09%
Other subsidiaries [member] | Short term borrowings [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	7.91%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Japanese yen
Borrowings	¥ 227,231	617,358
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	0.00%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2042
Borrowings, Interest rate	2.67%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | U.S. Dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	United States dollars
Borrowings	¥ 197,806	216,213
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | U.S. Dollar [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	0.81%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | U.S. Dollar [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2044
Borrowings, Interest rate	5.40%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Chinese Yuan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Chinese yuan
Borrowings		24,348
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Chinese Yuan [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	2.40%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Chinese Yuan [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2021
Borrowings, Interest rate	6.15%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Thailand, Baht [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Thai baht
Borrowings		12,724
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Thailand, Baht [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2018
Borrowings, Interest rate	1.85%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Thailand, Baht [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2021
Borrowings, Interest rate	4.03%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Japanese Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Japanese yen
Borrowings	¥ 267,598	431,141
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Japanese Yen [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	0.04%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Japanese Yen [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2042
Borrowings, Interest rate	1.92%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | U.S. Dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	United States dollars
Borrowings	¥ 21,610	498,860
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | U.S. Dollar [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	1.00%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | U.S. Dollar [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2027
Borrowings, Interest rate	3.86%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	euros
Borrowings, Maturity year	2020
Borrowings, Interest rate	1.00%
Borrowings	¥ 52,403	47,952
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Great Britain, Pounds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Great Britain pound
Borrowings	¥ 24,627	20,190
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Great Britain, Pounds [Member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2042
Borrowings, Interest rate	1.51%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | Great Britain, Pounds [Member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2043
Borrowings, Interest rate	8.49%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Other fixed or floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 10,873	30,728
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Other fixed or floating interest rate [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2017
Borrowings, Interest rate	0.58%
Other subsidiaries [member] | Unsubordinated long term borrowings [member] | Other fixed or floating interest rate [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2043
Borrowings, Interest rate	11.79%
Other subsidiaries [member] | Subordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Japanese yen
Borrowings, Maturity year	2021
Borrowings, Interest rate	1.35%
Borrowings		5,200
Other subsidiaries [member] | Subordinated long term borrowings [member] | Floating interest rate [member] | Japanese Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Japanese yen
Borrowings, Maturity year	2025
Borrowings, Interest rate	1.95%
Borrowings		4,000
SMFG [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 199,221	132,806
SMFG [member] | Unsubordinated long term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 150,000	84,000
SMFG [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | U.S. Dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	United States dollars
Borrowings	¥ 31,875	33,657
SMFG [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | U.S. Dollar [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2022
Borrowings, Interest rate	2.89%
SMFG [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | U.S. Dollar [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2031
Borrowings, Interest rate	3.87%
SMFG [member] | Unsubordinated long term borrowings [member] | Fixed interest rate [member] | Australia, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Australian dollars
Borrowings, Maturity year	2027
Borrowings, Interest rate	3.73%
Borrowings	¥ 8,165
SMFG [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | U.S. Dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	United States dollars
Borrowings	¥ 110,181	50,149
SMFG [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | U.S. Dollar [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2026
Borrowings, Interest rate	2.31%
SMFG [member] | Unsubordinated long term borrowings [member] | Floating interest rate [member] | U.S. Dollar [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2028
Borrowings, Interest rate	3.76%
SMFG [member] | Subordinated long term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 49,000	49,000
SMFG [member] | Subordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Currency payable in	Japanese yen
Borrowings	¥ 49,000	¥ 49,000
SMFG [member] | Subordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member] | Minimum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2024
Borrowings, Interest rate	0.56%
SMFG [member] | Subordinated long term borrowings [member] | Fixed interest rate [member] | Japanese Yen [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity year	2031
Borrowings, Interest rate	1.27%